Subsidiaries with material non-controlling interest	12 Months Ended
Dec. 31, 2022
Subsidiaries with material non-controlling interest
Subsidiaries with material non-controlling interest

18.   Subsidiaries with material non-controlling interest

(a)	Financial information of the main subsidiaries that have material non-controlling interest are provided below:

	Country of
	incorporation		2021
	and operation	2022	and 2020
		%	%

Equity interest held by non-controlling interests:
Sociedad Minera El Brocal S.A.A.	Peru	38.57	38.57
Apu Coropuna S.R.L.	Peru	30.00	30.00
S.M.R.L. Chaupiloma Dos de Cajamarca, note 1(d)	Peru	—	40.00
Minera La Zanja S.R.L., note 1(d)	Peru	—	46.94

	2022	2021	2020
	US$(000)	US$(000)	US$(000)
Accumulated balances of material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	154,175	148,792	144,501
Apu Coropuna S.R.L.	(84)	65	127
Minera La Zanja S.R.L.	—	20,064	26,121
S.M.R.L. Chaupiloma Dos de Cajamarca	—	1,284	1,648
	154,091	170,205	172,397
Profit (loss) allocated to material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	239	4,322	(12,895)
S.M.R.L. Chaupiloma Dos de Cajamarca	811	4,396	5,201
Minera La Zanja S.R.L.	(516)	(7,385)	(6,905)
Apu Coropuna S.R.L.	(149)	(62)	(22)
	385	1,271	(14,621)

(b)	The summarized financial information of these subsidiaries, before inter-company eliminations, is presented below:

Statements of financial position as of December 31, 2022:

	Sociedad
	Minera El
	Brocal	Apu Coropuna
	S.A.A.	S.R.L.
	US$(000)	US$(000)
Current assets	197,691	471
Non-current assets	470,539	—
Current liabilities	(167,718)	(11)
Non-current liabilities	(123,280)	(740)

Equity	377,232	(280)

Attributable to:
Shareholders of the Group	223,057	(196)
Non-controlling interests	154,175	(84)

	377,232	(280)

Statements of financial position as of December 31, 2021:

	Sociedad			S.M.R.L.
	Minera El	Apu		Chaupiloma
	Brocal	Coropuna	Minera La	Dos de
	S.A.A.	S.R.L.	Zanja S.R.L.	Cajamarca
	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	190,658	556	84,953	4,604
Non-current assets	504,173	400	41,490	323
Current liabilities	(158,745)	—	(25,381)	(1,718)
Non-current liabilities	(168,774)	(740)	(61,150)	—

Equity	367,312	216	39,912	3,209

Attributable to:
Shareholders of the Group	218,520	151	19,848	1,925
Non-controlling interests	148,792	65	20,064	1,284

	367,312	216	39,912	3,209

Statements of profit or loss for the years 2022, 2021 and 2020:

	Sociedad			S.M.R.L.
	Minera El	Apu	Minera	Chaupiloma
	Brocal	Coropuna	La Zanja	Dos de
	S.A.A.	S.R.L.	S.R.L.	Cajamarca
	US$(000)	US$(000)	US$(000)	US$(000)
Year 2022 -
Revenues	400,994	—	19,364	1,381
Profit (loss) for the year	362	(496)	(11,646)	4,376
Attributable to non-controlling interests	239	(149)	(516)	(811)

Year 2021 -
Revenues	410,390	—	39,380	15,928
Profit (loss) for the year	10,562	(206)	(10,218)	10,989
Attributable to non-controlling interests	4,322	(62)	(7,385)	4,396

Year 2020 -
Revenues	255,275	—	33,033	18,638
Profit (loss) for the year	(31,541)	(44)	(14,712)	13,004
Attributable to non-controlling interests	(12,895)	(22)	(6,905)	5,201

Statements of cash flow for the years 2022, 2021 and 2020:

	Sociedad			S.M.R.L.
	Minera El	Apu	Minera	Chaupiloma
	Brocal	Coropuna	La Zanja	Dos de
	S.A.A.	S.R.L.	S.R.L.	Cajamarca
	US$(000)	US$(000)	US$(000)	US$(000)

Year 2022 -
Operating activities	77,223	(85)	—	—
Investing activities	(62,579)	—	—	—
Financing activities	(23,778)	—	—	—

	(9,134)	(85)	—	—

Year 2021 -
Operating activities	104,858	(1,227)	(50,647)	10,838
Investing activities	(37,618)	—	(998)	—
Financing activities	(57,176)	—	—	(11,900)

	10,064	(1,227)	(51,645)	(1,062)

Year 2020 -
Operating activities	53,304	(74)	(5,751)	13,738
Investing activities	(24,699)	—	(825)	—
Financing activities	(1,954)	—	—	(12,850)
	26,651	(74)	(6,576)	888